Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss - Parent Company [Member]		6 Months Ended
		Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Condensed Income Statements, Captions [Line Items]
Equity loss of subsidiaries		¥ (172,494,083)	$ (24,024,916)	¥ (5,703,582)
Operating expenses:
General and administrative		10,798,610	1,504,027	6,356,204
Research and development				(934,367)
Total operating expenses		10,798,610	1,504,027	5,421,837
Loss from operations		(183,292,693)	(25,528,943)	(11,125,419)
Other income:
Interest income		1,918,587	267,220	54
Fair value changes of warrant liability		6,851,308	954,248
Total other income, net		8,769,895	1,221,468	54
Net loss		(174,522,798)	(24,307,475)	(11,125,365)
Accretion to redemption value of convertible redeemable preferred shares				(72,083,238)
Foreign currency translation (loss) gain		3,165,843	440,937	(168,653,952)
Total comprehensive loss		¥ (171,356,955)	$ (23,866,538)	¥ (179,779,317)
Loss per share*:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (1.88)	$ (0.26)	¥ (0.18)
Weighted average number of ordinary shares outstanding*:
Basic (in Shares)	[1]	93,058,197	93,058,197	61,785,466
Net loss attributable to YS Biopharma		¥ (174,522,798)	$ (24,307,475)	¥ (83,208,603)

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.